Basic and diluted net earnings per share - Schedule of Earnings per Share (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Class of Stock [Line Items]
Net earnings attributable to shareholders of APUC	$ 156,625	$ 65,462	$ 243,031	$ 83,060
Series A and D Preferred shares dividend	2,109	2,014	4,215	4,070
Net earnings attributable to common shareholders of APUC from continuing operations – Basic and Diluted	$ 154,516	$ 63,448	$ 238,816	$ 78,990
Weighted average number of shares
Basic (in shares)	493,071,189	462,608,870	491,811,210	447,861,135
Effect of dilutive securities (in shares)	4,656,910	4,173,646	3,291,211	3,996,021
Diluted (in shares)	497,728,099	466,782,516	495,102,421	451,857,156
Series A Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 1,158	$ 1,046	$ 2,323	$ 2,114
Series D Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 951	$ 968	$ 1,892	$ 1,956